Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventories [Abstract]
Raw materials and consumables	€ 81.6	€ 82.9
Work in progress	50.7	41.0
Finished goods and goods for resale	210.2	183.0
Total inventories	342.5	306.9
Inventory write-down	€ 7.1	€ 7.6	€ 6.4